BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS (Tables)	12 Months Ended
Dec. 31, 2022
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Schedule of borrowings from other financial institutions measured at amortized cost

As of December 31, 2022 and 2021, the composition of the borrowings from other financial institutions measured at amortized cost is the following:

Borrowings from other financial institutions	December 31, 2022	December 31, 2021
In millions of COP
Obligations granted by domestic banks	4,918,418	4,816,609
Obligations granted by foreign banks(1)	14,774,220	3,734,949
Total	19,692,638	8,551,558

(1)Increase mainly due to the opening of more obligations and the variation of the exchange rate of US dollars to Colombian pesos (at the end of December 31, 2022 it was COP 4,810.20 (in pesos) and at the end of December 31, 2021 it was COP 3,981.16 (in pesos). See Note 2.D.3. Foreign Subsidiaries).

Obligations granted by domestic banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Schedule of borrowings from other financial institutions measured at amortized cost

Obligations granted by domestic banks

As of December 31, 2022

	Rate	Rate
Financial entity	Minimum(1)	Maximum(1)	December 31, 2022
In millions of COP
Financiera de desarrollo territorial (Findeter)	7.22%	18.77%	2,047,506
Fondo para el financiamiento del sector agropecuario (Finagro)	3.40%	15.70%	931,018
Banco de comercio exterior de Colombia (Bancoldex)	2.15%	19.15%	902,036
Other private financial entities	11.35%	15.75%	1,037,858
Total			4,918,418

(1) The increase in interest rates is mainly due to the fact that the intervention rate issued by the Banco de la República for 2022 closed at 12.00% and in 2021 at 3.00%, which has an impact on the rates of operations in financial obligations.

As of December 31, 2021

	Rate	Rate
Financial entity	Minimum(1)	Maximum(1)	December 31, 2021
In millions of COP
Financiera de desarrollo territorial (Findeter)	0.11%	10.79%	2,259,714
Fondo para el financiamiento del sector agropecuario (Finagro)	0.03%	6.00%	836,185
Banco de comercio exterior de Colombia (Bancoldex)	0.77%	8.66%	876,498
Other private financial entities	4.24%	8.62%	844,212
Total			4,816,609

(1) The increase in the intervention rate issued by Banco de la República during the year 2021, which went from 1.75% to 3.00%, has an impact on the rates of operations in financial obligations.

Schedule of maturities of financial obligations

The maturities of financial obligations with domestic banks as of December 31, 2022 and 2021, are as follows:

Domestic	December 31, 2022	December 31, 2021
In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	500,500	221,099
More than twelve months after the reporting period	4,417,918	4,595,510
Total	4,918,418	4,816,609

Obligations granted by foreign banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Schedule of borrowings from other financial institutions measured at amortized cost

Obligations granted by foreign banks

As of December 31, 2022

Financial entity	Rate Minimum	Rate Maximum	December 31, 2022
In millions of COP
Financing with Correspondent Banks and Multilateral Entities(1)	0.97%	9.51%	13,816,270
Banco Interamericano de Desarrollo (BID)	8.62%	8.74%	670,043
Banco Latinoamericano de Comercio Exterior (Bladex)	2.89%	6.60%	287,907
Total			14,774,220

(1) Of the obligations with correspondent banks, USD 200,000 were designated as coverage of the net assets of a foreign bussiness. See Note 5.2 Derivative financial instruments.

As of December 31, 2021

Financial entity	Rate Minimum	Rate Maximum	December 31, 2021
In millions of COP
Financing with Correspondent Banks and Multilateral Entities	0.53%	4.46%	3,169,060
Banco Interamericano de Desarrollo (BID)	1.81%	4.05%	525,475
Banco Latinoamericano de Comercio Exterior (Bladex)	2.97%	2.97%	40,147
Corporación Andina de Fomento (CAF)	2.44%	2.44%	267
Total			3,734,949

Schedule of maturities of financial obligations

The maturities of the financial obligations with foreign entities as of December 31, 2022 and 2021 are the following:

Foreign	December 31, 2022	December 31, 2021
In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	8,825,089	1,919,781
More than twelve months after the reporting period	5,949,131	1,815,168
Total	14,774,220	3,734,949